LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2022	2023
	S$	S$

At beginning of year	23,131	14,419
Currency realignment	(1,157)	(653)
Interest charged (Note 20)	896	499
Payment made	(8,451)	(7,941)
At end of year	14,419	6,324

SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS
Current	7,710	6,324
Non-current	6,709	-
Total	14,419	6,324